Determination of fair value (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Financial assets at Fair value through profit or loss
Securities	R$ 87,513,004	R$ 58,179,955
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	9,217,155	10,943,714
Fair value through other comprehensive income
Securities	34,478,668	32,332,377
Evaluated at amortized cost
Securities	9,272,103	2,238,807
Securities purchased under agreements to resell	7,603,820	8,894,531
Securities trading and intermediation	3,271,000	1,405,651
Financial Assets At Amortized Cost Accounts Receivable	597,887	469,086
Loan operations	22,211,161	12,819,627
Financial Assets At Amortized Cost Other Financial Assets	3,517,189	461,515
Fair value through profit or loss
Securities loaned	13,529,265	2,665,202
Derivative financial instruments	8,605,409	11,908,183
Evaluated at amortized cost
Securities sold under repurchase agreements	31,790,091	26,281,345
Securities trading and intermediation	16,062,697	15,597,555
Financing instruments payable	43,683,629	24,429,086
Financial Liabilities At Amortized Cost Borrowings	1,865,880	1,928,782
Financial Liabilities At Amortized Cost Accounts Payables	617,394	867,526
Financial Liabilities At Amortized Cost Other Financial Liabilities	R$ 11,554,213	7,680,472
Reasonably possible increase (decrease) in variable, percent	1.00%
Increase (decrease) in fair value due to change in discount rate, liability	R$ 8,787
Increase (decrease) in fair value due to change in discount rate by 100 bps, asset	R$ 15,523
Discount rate
Evaluated at amortized cost
Weighted average discount rate	0.1282
Fair value
Financial assets at Fair value through profit or loss
Securities	R$ 87,513,004	58,179,955
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	9,217,155	10,943,714
Investments in associates measured at fair value	1,523,425	1,221,424
Fair value through other comprehensive income
Securities	34,478,668	32,332,377
Evaluated at amortized cost
Securities	9,275,026	2,542,182
Securities purchased under agreements to resell	7,172,777	9,124,719
Securities trading and intermediation	3,271,000	1,405,651
Financial Assets At Amortized Cost Accounts Receivable	597,887	469,086
Loan operations	20,874,930	12,844,037
Financial Assets At Amortized Cost Other Financial Assets	3,517,189	461,515
Fair value through profit or loss
Securities loaned	13,529,265	2,665,202
Derivative financial instruments	8,605,409	11,908,183
Evaluated at amortized cost
Securities sold under repurchase agreements	31,370,050	26,276,252
Securities trading and intermediation	16,062,697	15,597,555
Financing instruments payable	43,669,798	23,974,348
Financial Liabilities At Amortized Cost Borrowings	1,814,714	1,932,859
Financial Liabilities At Amortized Cost Accounts Payables	617,394	867,526
Financial Liabilities At Amortized Cost Other Financial Liabilities	11,554,213	7,680,472
Level 1 | Fair value
Financial assets at Fair value through profit or loss
Securities	73,022,643	49,677,779
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	296,249	194,911
Investments in associates measured at fair value	0	0
Fair value through other comprehensive income
Securities	34,478,668	32,332,377
Evaluated at amortized cost
Securities	7,579,658	1,870,205
Securities purchased under agreements to resell	0	0
Securities trading and intermediation	0	0
Financial Assets At Amortized Cost Accounts Receivable	0	0
Loan operations	0	0
Financial Assets At Amortized Cost Other Financial Assets	0	0
Fair value through profit or loss
Securities loaned	13,048,246	2,146,398
Derivative financial instruments	167,874	157,710
Evaluated at amortized cost
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	0	0
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	0	0
Level 2 | Fair value
Financial assets at Fair value through profit or loss
Securities	14,490,361	8,502,176
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	8,920,906	10,748,803
Investments in associates measured at fair value	0	0
Fair value through other comprehensive income
Securities	0	0
Evaluated at amortized cost
Securities	1,695,368	671,977
Securities purchased under agreements to resell	7,172,777	9,124,719
Securities trading and intermediation	3,271,000	1,405,651
Financial Assets At Amortized Cost Accounts Receivable	597,887	469,086
Loan operations	20,874,930	12,844,037
Financial Assets At Amortized Cost Other Financial Assets	3,517,189	461,515
Fair value through profit or loss
Securities loaned	481,019	518,804
Derivative financial instruments	8,437,535	11,750,473
Evaluated at amortized cost
Securities sold under repurchase agreements	31,370,050	26,276,252
Securities trading and intermediation	16,062,697	15,597,555
Financing instruments payable	43,669,798	23,974,348
Financial Liabilities At Amortized Cost Borrowings	1,814,714	1,932,859
Financial Liabilities At Amortized Cost Accounts Payables	617,394	867,526
Financial Liabilities At Amortized Cost Other Financial Liabilities	10,987,283	6,937,029
Level 3 | Fair value
Financial assets at Fair value through profit or loss
Securities	0	0
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	0	0
Investments in associates measured at fair value	1,523,425	1,221,424
Fair value through other comprehensive income
Securities	0	0
Evaluated at amortized cost
Securities	0	0
Securities purchased under agreements to resell	0	0
Securities trading and intermediation	0	0
Financial Assets At Amortized Cost Accounts Receivable	0	0
Loan operations	0	0
Financial Assets At Amortized Cost Other Financial Assets	0	0
Fair value through profit or loss
Securities loaned	0	0
Derivative financial instruments	0	0
Evaluated at amortized cost
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	0	0
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	R$ 566,930	R$ 743,443